INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was enacted into law in the US. The TCJA significantly changes the previously existing US tax laws and includes numerous provisions that have had an immediate effect on the Company’s business, and will affect certain aspects of the Company's business going forward. These changes include, but are not limited to, a reduction in the statutory corporate tax rate from 35% to 21%, an enhancement and extension through 2026 of bonus depreciation, limitations and eliminations of certain deductions, a one-time transition tax on deemed repatriation of deferred foreign income, and new tax regimes impacting how foreign-derived earnings and cross-border intercompany transactions may be subject to US tax. The Company recognized a net tax benefit of approximately $9.6 million in the fourth quarter of 2017 primarily due to the remeasurement of the US net deferred tax liability using the lower US corporate tax rate provided under the TCJA.
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	%	%	%
Combined Canadian federal and provincial income tax rate	28.8	29.5	29.5
Foreign earnings/losses taxed at higher income tax rates	6.8	6.6	5.8
Foreign earnings/losses taxed at lower income tax rates	(0.6)	(0.7)	(1.0)
Impact of TCJA enactment	(12.4)	—	—
Change in statutory rates	1.2	0.4	(1.6)
Prior period adjustments	—	—	(3.1)
Nondeductible expenses	0.4	0.7	0.7
Impact of other differences	(3.5)	(2.7)	(1.1)
Nontaxable dividend	(6.6)	(6.9)	(7.6)
Change in derecognition of deferred tax assets	2.8	0.8	(5.4)
Effective income tax rate	16.9	27.7	16.2

The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Current income tax expense	6,635	8,757	8,185
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	(10,122)	—	—
Derecognition (recognition) of US deferred tax assets	885	175	(113)
US temporary differences	15,668	10,818	7,794
Derecognition (recognition) of Canadian deferred tax assets	412	330	(3,847)
Canadian temporary differences	1,202	(352)	(1,095)
Temporary differences in other jurisdictions	(1,631)	(159)	59
Total deferred income tax expense	6,414	10,812	2,798
Total tax expense for the year	13,049	19,569	10,983

The amount of income taxes relating to components of other comprehensive income (loss) for each of the years in the three-year period ended December 31, 2017 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2017
Deferred tax expense on remeasurement of defined benefit liability	302	(213)	89
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	2,358	(750)	1,608
	2,660	(963)	1,697

Deferred tax expense due to TCJA reduction in US statutory rate			(598)

For the year ended December 31, 2016
Deferred tax expense on remeasurement of defined benefit liability	267	(66)	201
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	219	(83)	136
	486	(149)	337
For the year ended December 31, 2015
Deferred tax expense on remeasurement of defined benefit liability	2,550	(964)	1,586
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(438)	166	(272)
	2,112	(798)	1,314

The amount of recognized deferred tax assets and liabilities is outlined below:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2017
Tax credits, losses, carryforwards and other tax deductions	11,387	—	11,387
Property, plant and equipment	15,661	(28,208)	(12,547)
Pension and other post-retirement benefits	7,175	—	7,175
Share-based payments	4,532	—	4,532
Accounts payable and accrued liabilities	3,894	—	3,894
Goodwill and other intangibles	7,950	(9,692)	(1,742)
Trade and other receivables	344	—	344
Inventories	1,939	—	1,939
Other	466	(1,590)	(1,124)
Deferred tax assets and liabilities	53,348	(39,490)	13,858

Presented in the consolidated balance sheets as:

December 31, 2017
$
Deferred tax assets	27,627
Deferred tax liabilities	(13,769)
13,858

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2016
Tax credits, losses, carryforwards and other tax deductions	15,689	—	15,689
Property, plant and equipment	18,125	(30,078)	(11,953)
Pension and other post-retirement benefits	11,467	—	11,467
Share-based payments	8,749	—	8,749
Accounts payable and accrued liabilities	6,893	—	6,893
Goodwill and other intangibles	3,658	(9,885)	(6,227)
Trade and other receivables	353	—	353
Inventories	2,871	—	2,871
Other	539	(1,102)	(563)
Deferred tax assets and liabilities	68,344	(41,065)	27,279

Presented in the consolidated balance sheets as:

December 31, 2016
$
Deferred tax assets	36,611
Deferred tax liabilities	(9,332)
27,279

Nature of evidence supporting recognition of deferred tax assets
In assessing the recoverability of deferred tax assets, management determines, at each balance sheet date, whether it is more likely than not that a portion or all of its deferred tax assets will be realized. This determination is based on quantitative and qualitative assessments by management and the weighing of all available evidence, both positive and negative. Such evidence includes the scheduled reversal of deferred tax liabilities, projected future taxable income and the implementation of tax planning strategies.
As of December 31, 2017, management analyzed all available evidence and determined it is more likely than not that substantially all of the Company’s deferred tax assets in the US and Canadian operating entities will be realized. Accordingly, the Company continues to recognize the majority of its deferred tax assets in the US and Canadian operating entities. With respect to the deferred tax assets at the Canadian corporate holding entity (the “Entity”), management determined it is appropriate to derecognize the Entity's $0.4 million of remaining deferred tax assets as of December 31, 2017. The Canadian deferred tax assets remain available to the Company in order to reduce its taxable income in future periods.
As of December 31, 2016, management analyzed all available evidence and determined it is more likely than not that substantially all of the Company’s deferred tax assets in the US will be realized. Accordingly, the Company continued to recognize the majority of its deferred tax assets in the US and Canadian operating entities. With respect to the Entity, management determined it appropriate to maintain the same position for the year ended December 31, 2016 as taken for the year ended December 31, 2015 in that the majority of the Entity’s deferred tax assets should continue to be derecognized as of December 31, 2016. The Canadian deferred tax assets remain available to the Company in order to reduce its taxable income in future periods.
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2016:

	Balance January 1, 2016	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in other comprehensive income	Business acquisitions	Balance December 31, 2016
	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	20,319	(4,630)	—	—	—	15,689
Property, plant and equipment	16,801	1,324	—	—	—	18,125
Pension and other post-retirement benefits	10,838	707	—	(78)	—	11,467
Share-based payments	6,409	731	1,609	—	—	8,749
Accounts payable and accrued liabilities	4,453	2,420	—	—	20	6,893
Goodwill and other intangibles	3,464	194	—	—	—	3,658
Trade and other receivables	1,698	(1,345)	—	—	—	353
Inventories	1,682	1,189	—	—	—	2,871
Other	583	39	—	(83)	—	539
	66,247	629	1,609	(161)	20	68,344
Deferred tax liabilities
Property, plant and equipment	(17,851)	(10,791)	—	—	(1,436)	(30,078)
Other	(970)	(132)	—	—	—	(1,102)
Goodwill and other intangibles	(2,118)	551	—	—	(8,318)	(9,885)
	(20,939)	(10,372)	—	—	(9,754)	(41,065)
Deferred tax assets and liabilities	45,308	(9,743)	1,609	(161)	(9,734)	27,279
Impact due to foreign exchange rates		(1,069)	—	12
Total recognized		(10,812)	1,609	(149)
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2017:

	Balance January 1, 2017	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in other comprehensive income	Recognized in deficit	Business acquisitions	Balance reclassified from accrued liabilities	Balance December 31, 2017
	$	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	15,689	(4,302)	—	—	—	—	—	11,387
Property, plant and equipment	18,125	(2,464)	—	—	—	—	—	15,661
Pension and other post-retirement benefits	11,467	(3,418)	—	(874)	—	—	—	7,175
Share-based payments	8,749	(1,309)	(3,732)	—	824	—	—	4,532
Accounts payable and accrued liabilities	6,893	(3,081)	—	—	—	82	—	3,894
Goodwill and other intangibles	3,658	4,292	—	—	—	—	—	7,950
Trade and other receivables	353	(64)	—	—	—	55	—	344
Inventories	2,871	(953)	—	—	—	21	—	1,939
Other	539	231	—	(304)	—	—	—	466
	68,344	(11,068)	(3,732)	(1,178)	824	158	—	53,348
Deferred tax liabilities
Property, plant and equipment	(30,078)	5,050	—	—	—	(2,405)	(775)	(28,208)
Other	(1,102)	(161)	—	(327)	—	—	—	(1,590)
Goodwill and other intangibles	(9,885)	889	—	—	—	(696)	—	(9,692)
	(41,065)	5,778	—	(327)	—	(3,101)	(775)	(39,490)
Deferred tax assets and liabilities	27,279	(5,290)	(3,732)	(1,505)	824	(2,943)	(775)	13,858
Impact due to foreign exchange rates		(1,124)	—	(56)	—
Total recognized		(6,414)	(3,732)	(1,561)	824

Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2017	December 31, 2016
	$	$
Tax losses, carryforwards and other tax deductions	25,004	22,015
Share-based payments	2,972	—
	27,976	22,015

The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no deferred tax asset is recognized in the consolidated balance sheets as of December 31:

	2017	2016
	$	$
2018	676	633
2019	1,271	1,191
2020	561	526
2021	212	199
2022	483	453
2023	239	224
2024	225	211
2025	381	357
2026	292	273
2027	266	249
2028	309	290
2029	247	231
2030	224	210
2031	328	308
2032	197	185
2033	242	226
2034	214	200
2035	569	533
2036	373	257
2037	207	—
Total tax credits derecognized	7,516	6,756

The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2017:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2029	947	946
2030	2,586	2,586
2031	1,630	1,630
2037	1,213	1,213
	6,376	6,375

In addition, the Company has (i) state losses of $87.9 million (with expiration dates ranging from 2018 to 2030) for which a tax benefit of $2.9 million has been recognized; (ii) state losses of $86.1 million (with expiration dates ranging from 2018 to 2028) for which a tax benefit of $3.6 million has not been recognized; (iii) US state credits of $0.2 million for which no tax benefit has been recognized; and (iv) $16.1 million of capital loss carryforwards with indefinite lives available to offset future capital gains in Canada for which no tax benefit has been recognized.